As filed with the Securities and Exchange Commission on September 28, 1999

                                             1933 Act Registration No. 333-21187
                                             1940 Act Registration No. 811-8047

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE  SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                    ----

         Post-Effective Amendment No. 5
                                      ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     6
                           ----

                             ZURICH YIELDWISE FUNDS
                             ----------------------
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois   60606
               --------------------------------------------   ----------
               (Address of Principal Executive Office)        (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

        Philip J. Collora, Secretary                  With a copy to:
         Zurich YieldWise Money Fund                 Cathy G. O'Kelly
          222 South Riverside Plaza                   David A. Sturms
        Chicago, Illinois 60606-5808         Vedder, Price, Kaufman & Kammholz
   (Name and Address of Agent for Service)       222 North LaSalle Street
                                                 Chicago, Illinois  60601

         It is proposed that this filing will become effective

                    immediately upon filing pursuant to paragraph (b)
           --------

                    on _______________, 1999 pursuant to paragraph (b)
           --------

                    60 days after filing pursuant to paragraph (a)(1)
           --------

                X   on December 1, 1999 pursuant to paragraph (a)(1)
           --------

                    75 days after filing pursuant to paragraph (a)(2)
           --------

                    on _______________ pursuant to paragraph (a)(2) of Rule 485
           --------

If appropriate, check the following:

           -------- this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                                          [LOGO]

Zurich YieldWise Funds

prospectus

December 1, 1999



Zurich YieldWise Money Fund

Zurich YieldWise Government
Money Fund

Zurich YieldWise Municipal
Money Fund


As with all mutual funds, the Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

table of contents

                 how the funds work

             2   Zurich YieldWise Money Fund

             6   Zurich YieldWise Government Money Fund

            10   Zurich YieldWise Municipal Money Fund

            14   Other Policies

            15   Who Manages the Funds

            16   Financial Highlights


                 how to invest in the funds

            20   How to Buy Shares

            22   How to Sell Shares

            23   Policies You Should Know About

            28   Understanding Distributions and Taxes
how the funds work

These funds are money funds, meaning that they seek to maintain a stable $1.00 share price in order to preserve the value of your investment.

Each fund takes its own approach to money fund investing. One emphasizes yield, while another emphasizes government securities for even higher credit quality than money fund rules require. A third fund invests for federally tax-free income. In exchange for certain transaction fees and higher minimums, the funds seek to offer higher yields by lowering expenses.

Remember that money funds are investments, not bank deposits. They're not insured or guaranteed by the FDIC or any other government organization. Their $1.00 share prices aren't guaranteed, so be aware that you could lose money.

                                                           ticker symbol o OOOOO

Zurich YieldWise Money Fund

The fund seeks maximum current income to the extent consistent with stability of principal.

Investment Approach

The fund pursues its goal by investing exclusively in high quality short-term securities, as well as repurchase agreements that are backed by these securities.

The fund may buy securities from many types of issuers, including the U.S. government, corporations, and municipalities. The fund may invest in securities from foreign banks, and may invest more than 25% of total assets in obligations of U.S. banks. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund is stricter than the rules in that it only buys securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars

--------------------------------------------------------------------------------

2 Zurich YieldWise Money Fund

[ICON] This fund, a broadly diversified money fund with an equal emphasis on credit quality, yield, and stability, could serve investors who want a versatile money fund with potentially higher yield.

Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain sectors of the short-term securities market, the fund increases its exposure to factors affecting these sectors. For example, banks' repayment abilities could be compromised by broad economic declines or sharp rises in interest rates. Securities from foreign banks may have greater credit risk than comparable U.S. securities, for reasons ranging from political and economic uncertainties to less stringent banking regulations.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

                                                   Zurich YieldWise Money Fund 3

The Fund's Track Record

The bar chart shows how the total returns for the fund's shares have varied from year to year, which may give some idea of risk. The table shows how the fund's returns over different periods average out.


All figures on this page assume reinvestment of dividends. As always, past performance is no guarantee of future results.




Zurich YieldWise Money Fund


Annual Total Returns (%)
--------------------------------------------------------------------------------


as of 12/31 each year

                0.00
                ----

                `98



 Best quarter:    0.00%, Q0 1990

 Worst quarter:   0.00%, Q0 1990

 YTD total return:         0.00%, as of 9/30/1999


Average Annual Total Returns (%)
--------------------------------------------------------------------------------
as of 12/31/1998

                              Since
        1 Year              inception

--------------------------------------------------------------------------------
         0.00                 0.00*



*  Inception: 4/17/1997


To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

4 Zurich YieldWise Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. Keep in mind that the fund also charges transaction fees, which are discusssed in more detail in "Policies You Should Know About."

Based on the costs in the fee table (including one year of capped expenses in each period), the example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends, and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Although the example is based on a $10,000 investment (as required by SEC rules), be aware that the minimum investment for this particular fund is $25,000.

Zurich YieldWise Money Fund

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)    None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                          0.00
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                None
--------------------------------------------------------------------------------
Other Expenses*                         0.00
                                        -----
--------------------------------------------------------------------------------
Total Annual Operating Expenses         0.00
--------------------------------------------------------------------------------
Expense Reimbursement                   0.00
                                        -----
--------------------------------------------------------------------------------
Net Annual Operating Expenses**         0.00


* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.


** By contract, total operating expenses are capped at 0.00% through 00/00/0000.


 Example
--------------------------------------------------------------------------------

 1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 $0,000      $0,000      $0,000       $0,000

                                                   Zurich YieldWise Money Fund 5
                                                           ticker symbol o OOOOO

Zurich YieldWise
Government Money Fund

The fund seeks maximum current income to the extent consistent with stability of principal.

Investment Approach

The fund pursues its goal by investing primarily in:

o short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities

o    repurchase agreements backed by these securities

The securities the fund may buy range from U.S. Treasury obligations, which are backed by the full faith and credit of the U.S. government, to securities of issuers such as the Federal Home Loan Bank that carry no formal government guarantees. Everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund is stricter than the rules in that it only buys securities that are in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as economic outlook and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.


THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


6 Zurich YieldWise Government Money Fund

[ICON] Investors whose primary concerns are credit quality, stability, and potentially higher yield may want to consider this fund.

Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yields tend to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. While the risk of default is generally considered remote for any securities guaranteed by the U.S. government, not all of the fund's securities carry this guarantee; some are guaranteed only by the agency or instrumentality that issues them. Also, bear in mind that any guarantees on securities the fund owns do not extend to shares of the fund itself.

Because of the fund's high credit standards, its yield may be lower than the yields of money funds that don't limit their investments to U.S. government and agency securities.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality, or other matters

o the counterparty to a repurchase agreement or other transaction could default on its obligations

                                        Zurich YieldWise Government Money Fund 7

The Fund's Track Record

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.


To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.


8 Zurich YieldWise Government Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. Keep in mind that the fund also charges transaction fees, which are discusssed in more detail in "Policies You Should Know About."


Based on the costs in the fee table (including one year of capped expenses in each period), the example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends, and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Although the example is based on a $10,000 investment (as required by SEC rules), be aware that the minimum investment for this particular fund is $25,000.




Zurich YieldWise
Government Money Fund

Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)    None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                          0.00
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                None
--------------------------------------------------------------------------------
Other Expenses*                         0.00
                                        -----
--------------------------------------------------------------------------------
Total Annual Operating Expenses         0.00
--------------------------------------------------------------------------------
Expense Reimbursement                   0.00
                                        -----
--------------------------------------------------------------------------------
Net Annual Operating Expenses**         0.00


* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.


** By contract, total operating expenses are capped at 0.00% through 00/00/0000.


 Example
--------------------------------------------------------------------------------

 1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 $0,000      $0,000      $0,000       $0,000


                                        Zurich YieldWise Government Money Fund 9
                                                           ticker symbol o OOOOO

Zurich YieldWise
Municipal Money Fund

The fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal.

Investment Approach

The fund pursues its goal by investing at least 80% of total assets in high quality short-term municipal securities. The income from these securities is free from regular federal income tax and from alternative minimum tax (AMT). The fund may buy many types of municipal securities. However, everything the fund buys must meet the rules for money market fund investments (see sidebar). In addition, the fund is stricter than the rules in that it only buys securities in the top credit grade for short-term securities.

Working in conjunction with credit analysts, the portfolio managers screen potential securities and develop a list of those that the fund may buy. The managers then decide which securities on this list to buy, looking for attractive yield and weighing considerations such as credit quality, economic outlook, and possible interest rate movements. The managers may adjust the fund's exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING PARAGRAPH.

--------------------------------------------------------------------------------

Money Fund Rules

To be called a money market fund, a mutual fund must operate within strict federal rules. Designed to help maintain a stable share price, these rules limit money funds to particular types of securities. Some of the rules:

o individual securities must have remaining maturities of no more than 397 days

o the dollar-weighted average maturity of the fund's holdings cannot exceed 90 days

o all securities must be in the top two credit grades for short-term securities and be denominated in U.S. dollars


10 Zurich YieldWise Municipal Money Fund

[ICON] This fund could make sense for investors looking for federally tax-free income along with the liquidity and stability a money fund is designed to offer -- plus potentially higher yield.

Main Risks To Investors

Money market funds are generally considered to have lower risks than other types of mutual funds. Even so, there are several risk factors that could reduce the yield you get from the fund or make it perform less well than other investments. Although the fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in the fund.

As with most money market funds, the most important factor is market interest rates. The fund's yield tends to reflect current interest rates, which means that when these rates fall, the fund's yield generally falls as well.

A second factor is credit quality. If a portfolio security declines in credit quality or goes into default, it could hurt the fund's performance. To the extent that the fund emphasizes certain geographic regions or sectors of the short-term securities market, the fund increases its exposure to factors affecting these regions or sectors.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of interest rate trends, credit quality, or other matters

o securities that rely on outside insurers to raise their credit quality could fall in price or go into default if the financial condition of the insurer deteriorates

o political or legal actions could change the way the fund's dividends are taxed


                                        Zurich YieldWise Municipal Money Fund 11

The Fund's Track Record

Because this is a new fund, it did not have a full calendar year of performance to report as of the date of this prospectus.


To find out the fund's current seven-day yield, call 1-800-537-6001 or visit the Zurich Funds Web site at www.zurichfunds.com.

12 Zurich YieldWise Municipal Money Fund

How Much Investors Pay

This fund has no sales charges or other shareholder fees. The fund does have annual operating expenses, and as a shareholder you pay them indirectly. Keep in mind that the fund also charges transaction fees, which are discusssed in more detail in "Policies You Should Know About."


Based on the costs in the fee table (including one year of capped expenses in each period), the example is designed to help you compare this fund's expenses to those of other funds. The example assumes you invested $10,000, earned 5% annual returns, reinvested all dividends, and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Although the example is based on a $10,000 investment (as required by SEC rules), be aware that the minimum investment for this particular fund is $25,000.




Zurich YieldWise
Municipal Money Fund


Fee Table
--------------------------------------------------------------------------------

Shareholder Fees (%)
(paid directly from your investment)    None
--------------------------------------------------------------------------------

Annual Operating Expenses (%)
(deducted from fund assets)
--------------------------------------------------------------------------------
Management Fee                          0.00
--------------------------------------------------------------------------------
Distribution (12b-1) Fee                None
--------------------------------------------------------------------------------
Other Expenses*                         0.00
                                        -----
--------------------------------------------------------------------------------
Total Annual Operating Expenses         0.00
--------------------------------------------------------------------------------
Expense Reimbursement                   0.00
                                        -----
--------------------------------------------------------------------------------
Net Annual Operating Expenses**         0.00


* Includes costs of shareholder servicing, custody, accounting services, and similar expenses, which may vary with fund size and other factors.


** By contract, total operating expenses are capped at 0.00% through 00/00/0000.


 Example
--------------------------------------------------------------------------------

 1 Year      3 Years     5 Years     10 Years
--------------------------------------------------------------------------------
 $0,000      $0,000      $0,000       $0,000


                                        Zurich YieldWise Municipal Money Fund 13
other policies

While the fund-by-fund sections on the previous pages describe the main points of each fund's strategy and risks, there are a few other issues to know about:

o As a temporary defensive measure, Zurich YieldWise Municipal Money Fund could shift up to 100% of assets into cash or into investments such as taxable money market securities. This would mean that the fund was not pursuing its goal.

o The funds' investment advisor establishes a security's credit grade at the time it buys securities, using independent ratings or, for unrated securities, its own credit ratings. If a security's credit quality falls, the security will be sold unless the advisor or the Board believes this would not be in the shareholders' best interests.

Year 2000 Readiness

Like all mutual funds, these funds could be affected by the inability of some computer systems to recognize the year 2000. The investment advisor has a year 2000 readiness program designed to address this problem, and is also researching the readiness of suppliers and business partners as well as issuers of securities the funds own. Still, there's some risk that the year 2000 problem could materially affect a fund's operations (such as its ability to calculate net asset value and process purchases and redemptions), its investments, or securities markets in general.

THE FOLLOWING SIDEBAR TEXT APPEARS NEXT TO THE PRECEDING TWO PARAGRAPHS.

--------------------------------------------------------------------------------

For More Information

This prospectus doesn't tell you about every policy or risk of investing in the funds.

If you want more information on a fund's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover has information on how to do this).

Keep in mind that there is no assurance that any mutual fund will achieve its goal.

--------------------------------------------------------------------------------

14 Other Policies
who manages the funds

The Investment Advisor

The investment advisor for these funds is Scudder Kemper Investments, Inc., located at 345 Park Avenue, New York, NY 10154-0010. Scudder Kemper has more than 70 years of experience managing mutual funds, and currently has more than $xxx billion in assets under management.

Each fund is managed by a team of investment professionals, who individually represent different areas of expertise and who together develop investment strategies and make buy and sell decisions. Supporting the fund managers are Scudder Kemper's many economists, research analysts, traders, and other investment specialists, located in offices across the United States and around the world.

As payment for serving as investment advisor, Scudder Kemper receives a management fee from each fund. Below are the actual rates paid by each fund for the 12 months through the most recent fiscal year end, as a percentage of its average daily net assets:


Fund Name                                           Fee Paid
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund                          0.00%
--------------------------------------------------------------------------------
Zurich YieldWise Government Money Fund               0.00%
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund                0.00%

The Portfolio Manager

The portfolio managers handle the day-to-day management of the funds. The lead manager for each of these funds is Frank Rachwalski. Mr. Rachwalski, who began his investment career when he joined the advisor in 1973, has managed each of the funds since its inception.


[ICON] Scudder Kemper, the company with overall responsibility for managing the funds, takes a team approach to asset management.

                                                        Who Manages the Funds 15
financial highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned, assuming all dividends and distributions were reinvested. This information has been audited by Ernst & Young LLP, whose report, along with each fund's financial statements, is included in that fund's annual report (see "Shareholder reports" on the back cover).

Zurich YieldWise Money Fund


 Years Ended July 31,                         1998    1997     1996     1995     1994
----------------------------------------------------------------------------------------

 Net asset value, beginning of year           0.00     0.00    0.00     0.00     0.00
----------------------------------------------------------------------------------------
 Net investment income and
 dividends declared                            0.00     0.00    0.00     0.00     0.00
----------------------------------------------------------------------------------------
 Net asset value, end of year                  0.00     0.00    0.00     0.00     0.00
----------------------------------------------------------------------------------------
 Total return (%)                              0.00     0.00    0.00     0.00     0.00

 Ratios and supplemental data
----------------------------------------------------------------------------------------
 Ratio of expenses to average net assets       0.00    0.00     0.00     0.00    0.00
----------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                            0.00     0.00    0.00     0.00     0.00
----------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)    000,000  000,000  000,000  000,000  000,000


16 Financial Highlights

Zurich YieldWise Government Money Fund


 Years Ended July 31,                         1998    1997     1996      1995     1994
-----------------------------------------------------------------------------------------
 Net asset value, beginning of year           0.00     0.00    0.00       0.00     0.00
-----------------------------------------------------------------------------------------
 Net investment income and
 dividends declared                           0.00     0.00    0.00       0.00     0.00
-----------------------------------------------------------------------------------------
 Net asset value, end of year                 0.00     0.00    0.00       0.00     0.00
-----------------------------------------------------------------------------------------
 Total return (%)                             0.00     0.00    0.00       0.00     0.00


 Ratios and supplemental data
-----------------------------------------------------------------------------------------
 Ratio of expenses to average net assets       0.00     0.00    0.00      0.00     0.00
-----------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                            0.00     0.00    0.00      0.00     0.00
-----------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)    000,000  000,000  000,000  000,000  000,000



                                                         Financial Highlights 17

Zurich YieldWise Municipal Money Fund


Years Ended July 31,                          1998    1997     1996     1995     1994
---------------------------------------------------------------------------------------

 Net asset value, beginning of year            0.00     0.00     0.00     0.00     0.00
---------------------------------------------------------------------------------------
 Net investment income and
 dividends declared                            0.00     0.00     0.00     0.00     0.00
---------------------------------------------------------------------------------------
 Net asset value, end of year                  0.00     0.00     0.00     0.00     0.00
---------------------------------------------------------------------------------------
 Total return (%)                              0.00     0.00     0.00     0.00     0.00

 Ratios and supplemental data
---------------------------------------------------------------------------------------
 Ratio of expenses to average net assets       0.00     0.00     0.00     0.00     0.00
---------------------------------------------------------------------------------------
 Ratio of net investment income to
 average net assets                            0.00     0.00     0.00     0.00     0.00
---------------------------------------------------------------------------------------
 Net assets at end of year ($ thousands)    000,000  000,000  000,000  000,000  000,000

18 Financial Highlights
how to invest in the funds

The following pages tell you how to invest in these funds and what to expect as a shareholder. If you're investing directly with Zurich, all of this information applies to you.


If you're investing through a "third party provider" -- for example, a financial adviser or workplace retirement plan -- your provider may have its own policies or instructions, and you should follow those.

how to buy shares

                  INITIAL INVESTMENT
--------------------------------------------------------------------------------
                  $25,000 or more for regular accounts

                  $10,000 or more for IRAs

                  $500 or more with an Automatic Purchase Plan

                  Make out your check to "Zurich YieldWise Funds"

--------------------------------------------------------------------------------
By mail          o Fill out and sign an application

                 o Send the application and an investment check to:
                   Kemper Service Company, P.O. Box 219356,
                   Kansas City, MO 64121-9356

--------------------------------------------------------------------------------
By wire          o Call 1-800-537-6001

                 o Give your account registration instructions to the
                   representative, who will give you a new account number

                 o Wire your investment using the wire instructions for
                   additional investments on the following page
--------------------------------------------------------------------------------
With an          o For investing directly from your bank account, paycheck or
automatic          government check
purchase plan
                 o Call 1-800-537-6001 to set up a plan
--------------------------------------------------------------------------------
By exchange      o To invest in one of these funds by selling shares in a Kemper fund or another Zurich fund, call 1-888-ZURICH-1
--------------------------------------------------------------------------------
On the           o See the instructions at www.zurichfunds.com
internet
                 o Click on "New Account Kit"
--------------------------------------------------------------------------------
Through a        o Contact your representative using the method that's most
financial          convenient for you
planner



[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-ZURICH-1 (that's 1-888-987-4241).

20 How to Buy Shares

                  Additional investments
--------------------------------------------------------------------------------
                  $1,000 or more for regular accounts

                  $1,000 or more for IRAs

                  $500 or more a month with an Automatic Purchase Plan

                  Make out your check to "Zurich YieldWise Funds"
--------------------------------------------------------------------------------
By mail           o Send a check and a Zurich investment slip to:
                    Kemper Service Company, P.O. Box 219154,
                    Kansas City, MO 64121-7197

                  o No investment slip? Enclose a letter with your name, account number, full fund name, and your investment instructions
--------------------------------------------------------------------------------
By wire          o Have your bank wire your investment to: Zurich YieldWise
                   Funds, United Missouri Bank of Kansas City, N.A.
                   ABA# 1010-0069-5

                 o You will also need to provide your name, account number, and the name and routing number for the fund of your choice:

                     o Zurich YieldWise Money Fund: 98-7083-881-8
                     o Zurich YieldWise Government Money Fund: 98-7096-453-8
                     o Zurich YieldWise Municipal Money Fund: 98-7096-455-4
--------------------------------------------------------------------------------
By EZ-Transfer   o Call 1-888-ZURICH-1 to make sure EZ-Transfer is set up on your account; once it is, you can use it to make regular
                   investments or other transfers from your bank account by
                   calling 1-888-ZURICH-1
--------------------------------------------------------------------------------
With an          o For investing directly from your bank account, pay check or
automatic          government check
purchase plan
                 o Call 1-888-ZURICH-1 to set up a plan
--------------------------------------------------------------------------------
By exchange      o To invest in one of these funds by selling shares in a Kemper fund or another Zurich fund, call 1-888-ZURICH-1
--------------------------------------------------------------------------------
On the           o See the instructions at www.zurichfunds.com
internet
                 o Click on "Account Access"
--------------------------------------------------------------------------------
Through a        o Contact your representative using the method that's most
financial          convenient for you
planner


[ICON]         Sending an investment by express, registered, or certified mail?
               Use this address: Kemper Service Company, 811 Main Street, Kansas City, MO 64105-2005

                                                            How to Buy Shares 21
how to sell shares

                  Selling Shares
--------------------------------------------------------------------------------------------------
                  Some transactions, including most for over                           Fee per
                  $50,000, can only be ordered in writing;for more information,      Transaction
                  see page 26
--------------------------------------------------------------------------------------------------
By check         o Write a check on your account for at least $1,000                      $2*
--------------------------------------------------------------------------------------------------
By phone         o Call 1-888-ZURICH-1 for instructions; a check will be mailed           $5
                   to the address of record
--------------------------------------------------------------------------------------------------
By wire          o Call 1-888-ZURICH-1 to make sure that wire transfer is set up`         $10
                   on your account; if it is, you can request a wire to your
                   bank account
--------------------------------------------------------------------------------------------------
By EZ-Transfer   o Call 1-888-ZURICH-1 to make sure that EZ-Transfer is set up            $2
                   on your account; if it is, you can request a transfer to your bank account of any amount between $100 and $50,000
--------------------------------------------------------------------------------------------------
By exchange      o To sell shares in a Kemper fund or another Zurich fund and             $5
                   invest in one of these funds, call 1-888-ZURICH-1
--------------------------------------------------------------------------------------------------
By mail          o Write a letter that includes:                                          $5
                    o the fund and account number from which you want
                      to sell shares
                    o the dollar amount you want to sell
                    o your name(s), signature(s), and address, exactly as
                      on your account

                 o Send the letter to: Kemper Service Company,
                   P.O. Box 219557, Kansas City, MO 64121-9557
--------------------------------------------------------------------------------------------------
With an          o To set up regular exchanges or withdrawals among Kemper or             $5
automatic          Zurich funds, call 1-888-ZURICH-1
exchange or
withdrawal
plan
--------------------------------------------------------------------------------------------------
On the           o Follow the instructions at www.zurichfunds.com                         Varies
internet
                 o Click on "Account Access"
--------------------------------------------------------------------------------------------------
Through a        o Contact your representative using the method that's most               Varies
financial          convenient for you
planner


                 * $12 for each check under $1,000


22 How to Sell Shares
policies you should know about

Along with the instructions on the previous pages, the policies below may affect you as a shareholder.

If you are investing through an investment provider, check the materials you got from them. As a general rule, you should follow the information in those materials wherever it contradicts the information given here. Please note that an investment provider may charge its own fees.

Policies about transactions

The funds charge transaction fees as noted on the previous page. This fee structure is intended to help the fund lower its annual expenses and, in doing so, to pursue higher returns. If you have an account balance of $100,000 or more, you won't be charged these fees.

Please note that there is also a $5 fee for closing a non-IRA account ($10 if you close the account within one year of opening it). There are also fees for low balances, which are described under "Other Rights We Reserve."

The funds are open for business whenever the New York Stock Exchange is open. The Money and Government Fund calculate their share price three times every business day, first at 11 a.m. Central time then at 1 p.m. Central time and again as of the close of regular trading on the Exchange (typically 3 p.m. Central time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading). The Municipal Money Fund calculates its share price at 11 a.m. and again as of the close of regular trading on the Exchange.



[ICON] Zurich telephone representatives are available on business days from 7 a.m. to 6 p.m. Central time and on Saturdays from 8 a.m. to 3 p.m. Call toll-free 1-888-ZURICH-1 (that's 1-888-987-4241).

                                               Policies You Should Know About 23

Although shares trade during business hours, you can place orders anytime. Once an order is received by Kemper Service Company, and they have determined that it is a "good order," it will be processed at the next share price calculated.

Because orders placed through investment providers must be forwarded to Kemper Service Company before they can be processed, you'll need to allow extra time. A representative of your investment provider should be able to tell you when your order will be processed.

Ordinarily, your investment will start to accrue dividends the next business day after your purchase is processed. However, wire transactions that arrive by 1 p.m. Central time (11 a.m. for the Municipal Money Fund) will receive that day's dividend.

When selling shares, you'll generally receive the dividend for the day on which your shares were sold. If we receive a sell request before 11 a.m. Central time and the request calls for proceeds to be sent out by wire, we will wire you the proceeds on the same day. However, you won't receive that day's dividend.

EZ-Transfer lets you set up a link between a Zurich account and a bank account. Once this link is in place, you can move money between the two with a phone call. You'll need to make sure your bank has Automated Clearing House (ACH) services. Transactions take two to three days to be completed, and there is a $100 minimum. To set up EZ-Transfer on a new account, see the account application; to add it to an existing account, call 1-888-ZURICH-1 (1-888-987-4241).

Share certificates are available on written request. However, we don't recommend them unless you want them for a specific purpose, because they can only be sold by mailing them in, and if they're ever lost they're difficult and expensive to replace.

24 Policies You Should Know About

[ICON] If you ever have difficulty placing an order by phone, you can always send us your order in writing.

Checkwriting lets you sell fund shares by writing a check. Your investment keeps earning dividends until your check clears. Please note that you'll be charged a $10 service fee when you write a check that's larger than your balance at the time the check is presented to us, and we will not be able to honor the check. We also cannot honor any check for more than $5,000,000, or any check written on an account on which there is a Power of Attorney. It's not a good idea to close out an account using a check because the account balance could change between the time you write the check and the time it is processed.

When you call us to sell shares, we may record the call, ask you for certain information, or take other steps designed to prevent fraudulent orders. It's important to understand that as long as we take reasonable steps to ensure that an order appears genuine, we are not responsible for any losses that may occur.

When you ask us to send or receive a wire, please note that your bank may charge fees in addition to those charged by the fund. Wire transactions are completed within 24 hours. The funds can only accept wires of $1,000 or more.

Exchanges between these funds and other Zurich funds, as well as most Kemper funds, are an option for most shareholders. Exchanges are a shareholder privilege, not a right: we may reject any exchange order, particularly when there appears to be a pattern of "market timing" or other frequent purchases and sales. We may also reject purchase orders, for these or other reasons.

                                               Policies You Should Know About 25

When you want to sell more than $50,000 worth of shares, you'll usually need to place your order in writing and include a signature guarantee. The only exception is if you want money wired to a bank account that is already on file with us; in that case, you don't need a signature guarantee. Also, you don't need a signature guarantee for an exchange, although we may require one in certain other circumstances.

A signature guarantee is simply a certification of your signature -- a valuable safeguard against fraud. You can get a signature guarantee from most brokerages and most banks, savings institutions, and credit unions. Note that you can't get a signature guarantee from a notary public.

Money from shares you sell is normally sent out within one business day of when your order is processed (not when it is received), although it could be delayed for up to seven days. There are also two circumstances when it could be longer: when you are selling shares you bought recently by check and that check hasn't cleared yet (maximum delay: 15 days) or when unusual circumstances prompt the SEC to allow further delays.

How the funds calculate share price

For each fund in this prospectus, the share price is the net asset value per share, or NAV. To calculate NAV, the funds use the following equation:


        Total assets - total liabilities
       ----------------------------------        =   NAV
       Total Number of shares outstanding



As noted earlier, each fund seeks to maintain a stable $1.00 share price.

In valuing securities, we typically use the amortized cost method (the method used by most money market funds).

26 Policies You Should Know About

Other rights we reserve

For each fund in this prospectus, you should be aware that we may do any of the following:

o withhold 31% of your distributions as federal income tax if you have been notified by the IRS that you are subject to backup withholding, or if you fail to provide us with a correct taxpayer ID number or certification that you are exempt from backup withholding

o charge you $1 a month if your account balance is below $10,000 for the last 30 days; this policy doesn't apply to retirement accounts, or to funds with an automatic investment plan

o reject a new account application if you don't provide a correct Social Security or other tax ID number; if the account has already been opened, we may give you 30 days' notice to provide the correct number

o pay you for shares you sell by "redeeming in kind," that is, by giving you marketable securities (which typically will involve brokerage costs for you to liquidate) rather than cash; in most cases, a fund won't make a redemption in kind unless your requests over a 90-day period total more than $250,000 or 1% of the fund's assets, whichever is less

o change, add, or withdraw various services, fees, and account policies (for example, we may change or terminate the exchange privilege at any time)

o    reject or limit purchases of shares for any reason

                                               Policies You Should Know About 27
understanding distributions
and taxes

By law, a mutual fund is required to pass through to its shareholders virtually all of its net earnings. A fund can earn money in two ways: by receiving interest, dividends or other income from securities it holds, and by selling securities for more than it paid for them. (A fund's earnings are separate from any gains or losses stemming from your own purchase of shares.) A fund may not always pay a distribution for a given period.

The funds intend to declare income dividends daily, and pay them monthly. Zurich YieldWise Municipal Money Fund may make short- or long-term capital gains distributions in November or December. The taxable money funds may take into account capital gains and losses (other than net long-term capital gains) in their daily dividend declarations. The funds may make additional distributions for tax purposes if necessary.

You can choose how to receive your dividends and distributions. You can have them all automatically reinvested in fund shares or all sent to you by check. Tell us your preference on your application. If you don't indicate a preference, your dividends and distributions will all be reinvested. For retirement plans, reinvestment is the only option.

Dividends from Zurich YieldWise Money Fund and Zurich YieldWise Government Money Fund are generally taxed at ordinary income rates. Any long-term capital gains distributions are generally taxed at capital gains rates, although the funds typically don't expect to make long-term capital gains distributions. Also, because each fund seeks to maintain a stable share price, you are unlikely to have a capital gain or loss when you sell fund shares. For tax purposes, an exchange is the same as a sale.

28 Understanding Distributions and Taxes

Dividends from Zurich YieldWise Municipal Money Fund are generally free from federal income tax for most shareholders, and a portion of dividends from Zurich Government Money Fund are generally free from state and local income tax. However, there are a few exceptions:

o a portion of a fund's dividends may be taxable as ordinary income if it came from investments in taxable securities, tax-exempt market discount bonds, or as the result of short-term capital gains

o with Zurich YieldWise Municipal Money Fund, because the fund can invest up to 20% of assets in securities whose income is subject to the federal alternative minimum tax (AMT), you may owe taxes on a portion of your dividends if you are among those investors who must pay AMT

o with Zurich Government Money Fund, shareholders who live in certain states and localities may not be eligible for the tax exemptions that shareholders in most locations are

Each fund will send you detailed tax information every January. These statements tell you the amount and the tax category of any dividends or distributions you received. They also have certain details on your purchases and sales of shares. The tax status of dividends and distributions is the same whether you reinvest them or not. Dividends or distributions declared in the last quarter of a given year are taxed in that year, even though you may not receive the money until the following January.

                                        Understanding Distributions and Taxes 29
to get more information

For each fund, they also have detailed performance figures, a list of everything the fund owns, and the fund's financial statements. Shareholders get these reports automatically. To reduce costs, we mail one copy per household. For more copies, call 1-800-537-6001.

Statement of Additional Information (SAI) -- This tells you more about each fund's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

If you'd like to ask for copies of these documents, or if you're a shareholder and have questions, please contact Zurich or the SEC (see below). Materials you get from Zurich are free; those from the SEC involve a copying fee. If you like, you can look over these materials in person at the SEC's Public Reference Room in Washington, DC.


SEC 450 Fifth Street, N.W., Washington, DC 20549-6009, www.sec.gov, 1-800-SEC-0330.


 Fund Name                                          SEC File #
--------------------------------------------------------------------------------
Zurich YieldWise Money Fund                        000-0000
--------------------------------------------------------------------------------
Zurich YieldWise Government Money Fund             000-0000
--------------------------------------------------------------------------------
Zurich YieldWise Municipal Money Fund              000-0000

                                                                          [LOGO]
                                                       Kemper Distributors, Inc.
                                                       222 South Riverside Plaza
                                                          Chicago, IL 60606-5808
                                                             www.zurichfunds.com
                                                                  1-800-537-6001

                             ZURICH YIELDWISE FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION

                                December 1, 1999

                           Zurich Yieldwise Money Fund
                        Zurich Yieldwise Government Fund
                      Zurich Yieldwise Municipal Money Fund



             222 South Riverside Plaza, Chicago, Illinois 60606-5808
                            (888) ZURICH-1 (987-4241)


This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of Zurich YieldWise Funds (the "Trust") dated December 1, 1999. The prospectus may be obtained without charge by calling or writing the Zurich YieldWise Funds, and is also available along with other related materials on the SEC's internet web site (http://www.sec.gov).


                                TABLE OF CONTENTS



INVESTMENT RESTRICTIONS....................................2

OTHER INVESTMENT STRATEGIES AND RISKS.....................3

Government Money Fund......................................5

Muni Money Fund............................................5

Additional Investment Information About the Funds..........8

INVESTMENT MANAGER........................................10

PORTFOLIO TRANSACTIONS....................................12

PURCHASE AND REDEMPTION OF SHARES.........................13

DIVIDENDS AND NET ASSET VALUE.............................13

PERFORMANCE...............................................14

OFFICERS AND TRUSTEES.....................................17

SPECIAL FEATURES..........................................19

SHAREHOLDER RIGHTS........................................20

MASTER/FEEDER STRUCTURE...................................21

APPENDIX -- RATINGS OF INVESTMENTS........................22

The financial statements appearing in the Trust's Annual Report to Shareholders are incorporated herein by reference. The Trust's Annual Report accompanies this Statement of Additional Information, and may be obtained without charge by calling [1-888- ]

INVESTMENT RESTRICTIONS


The Zurich YieldWise Money Fund (the "Money Fund"), Zurich YieldWise Government Money Fund (the "Government Money Fund") and Zurich YieldWise Municipal Money Fund (the "Muni Money Fund") have adopted certain investment restrictions which cannot be changed without approval by holders of a majority of such Fund's outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares of the Fund are present in person or by proxy; or (b) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, each Fund may not:

(1) Borrow money, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(2) Issue senior securities, except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(3) Concentrate its investments in a particular industry, as the term is used in the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

(4) Engage in the business of underwriting securities issued by others, except to the extent that the Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities;

(5) Purchase or sell real estate, which does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities;

(6)      Purchase  physical   commodities  or  contracts  relating  to  physical
         commodities;

(7) Make loans except as permitted under the Investment Company Act of 1940, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.


With regard to restriction #3 of each for the Money Fund, for purposes of determining the percentage of a the Money Fund's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.


The Government Money Fund and the Muni Money Fund have no current intention of making loans as permitted in investment restriction (7) noted above.

If a Fund adheres to a percentage restriction at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation.

The Funds have adopted the following non-fundamental restrictions, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:

(1)      Invest more than 10% of its net assets in illiquid securities;

(2)      Write, purchase or sell puts, calls or combinations thereof;

(3) Invest for the purpose of exercising control or management of another issuer;

In addition, the Zurich YieldWise Money Fund may not:

(1)      Purchase more than 10% of any class of voting securities of any issuer;

(2) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions;

(3)      Invest in real estate limited partnerships.

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Fund may engage or a financial instrument which a Fund may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Fund's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Fund, but, to the extent employed, could, from time to time, have a material impact on the Fund's performance.

The Funds described in this Statement of Additional Information seek to maintain a net asset value of $1.00 per share.

Other Investment Strategies and Risks

Zurich YieldWise Money Fund ("Money Fund")

The Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing exclusively in the following types of U.S. Dollar denominated money market instruments that mature in 397 days or less:

o Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

o Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

o Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

o Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) have received a high-quality short-term rating by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Services, Inc. ("Fitch"), or any other nationally recognized statistical rating organization as determined by the Securities and Exchange Commission; or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Fund's investment adviser. Currently, only obligations in the top two short-term rating categories are considered to be rated high quality. The two highest short-term rating categories of Moody's, S&P, Duff and Fitch for commercial paper are Prime-1 and Prime-2; A-1 and A-2; Duff-1 and Duff-2; and F-1 and F-2, respectively. For a description of these ratings, see "Appendix--Ratings of Investments" in the Statement of Additional Information herein.

o Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

Investments by the Money Fund in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Fund do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Money Fund may invest in commercial paper which is issued by major corporations without registration under the Securities Act of 1933 in reliance upon the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers, and individual investor participation in the commercial paper market is very limited.

The Money Fund may also invest in commercial paper issued in reliance upon the so-called "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Fund who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in the
Section 4(2) paper, thus providing liquidity. The Adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed under "Additional Investment Information About the Funds" below. The Adviser monitors the liquidity of the Fund's investments in Section 4(2) paper on a continuous basis.

The Fund may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges.
Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate. See "Additional Investment Information About the Funds" below for a discussion of "Variable Rate Securities." A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Fund's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Fund. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its certificates prior to maturity to the issuer or a third party. While the Fund may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Fund's assets.


The Money Fund may concentrate 25% or more of its assets in bank certificates of deposit, time deposits or banker's acceptances of U.S. banks and their domestic branches in accordance with its investment objective and policies. Accordingly, the Fund may be more adversely affected by changes in market or economic conditions and other circumstances affecting the banking industry than it would be if the Fund's assets were not so concentrated.

Zurich YieldWise Government Money Fund ("Government Money Fund")

The Government Money Fund seeks maximum current income to the extent consistent with stability of principal. The Fund pursues its objective by investing primarily in the following securities that mature within 397 days or less:

o    U.S.  Treasury  bills,   notes,  bonds  and  other  obligations  issued  or
     guaranteed by the U.S. Government, its agencies or instrumentalities.

o    Repurchase agreements of the obligations described above.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by the Federal National Mortgage Association, Fannie Mae, Farm Credit System and Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Fund, however, does not guarantee the net asset value of its shares, which the Fund seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Zurich YieldWise Municipal Money Fund ("Muni Money Fund")

The Muni Money Fund seeks maximum current income that is exempt from regular federal income taxes to the extent consistent with stability of principal. The Fund pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations.

Under normal market conditions, at least 80% of the Fund's total assets will be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from federal income tax ("Municipal Securities").

Dividends representing net interest income received by the Muni Money Fund on Municipal Securities will be exempt from regular federal income tax when distributed to the Fund's shareholders. Such dividend income may be subject to state and local taxes and the alternative minimum tax. See "Dividends and Taxes--Muni Money Fund." The Fund's assets will consist of Municipal Securities, temporary investments as described below and cash. The Fund considers short-term Municipal Securities to be those that mature or have remaining maturities of 397 days or less.

The Muni Money Fund will invest in Municipal Securities which at the time of purchase:

o are rated within the two highest ratings for Municipal Securities (Aaa or Aa) assigned by Moody's, (AAA or AA) assigned by S&P, (AAA or AA) assigned by Fitch, or (AAA or AA) assigned by Duff, or any other nationally recognized statistical rating organization ("NRSRO") as determined by the Securities and Exchange Commission;

o are guaranteed or insured by the U.S. Government as to the payment of principal and interest;

o are fully collateralized by an escrow of U.S. Government securities acceptable to the Adviser;

o have at the time of purchase a Moody's short-term municipal securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher, or Fitch's municipal commercial paper rating of F-2 or higher, or Duff's municipal commercial paper rating of Duff-2 or higher, or a rating within the two highest categories of any other NRSRO as determined by the Securities and Exchange Commission;

o are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's, S&P, Fitch, Duff or any other NRSRO as determined by the Securities and Exchange Commission; or

o are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Adviser.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Fund are in most cases revenue bonds and are not payable from the unrestricted revenues of the issuer. Among other types of instruments, the Fund may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. A more detailed discussion of Municipal Securities and the Moody's, S&P, Fitch and Duff ratings outlined above is contained in the Statement of Additional Information. As indicated under "Dividends and Taxes--Muni Money Fund," the Fund may invest in "private activity" bonds.

The Muni Money Fund may purchase securities which provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Fund's investment manager adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Fund's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Fund's investment manager adviser to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Fund might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere. For purposes of valuing the Fund's securities at amortized cost, the stated maturity of Municipal Securities subject to Standby Commitments is not changed.

The Muni Money Fund may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Fund an undivided interest in the Municipal Security in the proportion that the Fund's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Fund's Adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Fund. It is anticipated by the Fund's investment manager adviser that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Fund to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Fund intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.

In seeking to achieve its investment objective, the Muni Money Fund may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Fund does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Fund's investment adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Fund will be subject to the risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Muni Money Fund may invest in taxable "temporary investments" which include:

o    obligations of the U.S. Government, its agencies or instrumentalities;

o debt securities rated within the two highest grades by Moody's, S&P, Fitch, Duff or any other NRSRO as determined by the Securities and Exchange Commission;

o commercial paper rated in the two highest grades by any of these rating services;

o certificates of deposit of domestic banks with assets of $1 billion or more; and

o repurchase agreements of the obligations described above (Repurchase agreements are discussed below).

Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Fund is permitted to invest in taxable securities, it is the Fund's primary intention to generate income dividends that are not subject to federal income taxes. See "Dividends and Taxes." For a description of the ratings, see "Appendix--Ratings of Investments."


Municipal Securities that the Muni Money Fund may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current federal tax laws place substantial limitations on the size of such issues.

Municipal Securities generally are classified as "general obligation" or "revenue." General obligation notes are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue notes are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds which are Municipal Securities are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds.

Examples of Municipal Securities that mature in or have remaining maturities of 397 days or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by "Fannie Mae" (the Federal National Mortgage Association) or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period. Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Muni Money Fund may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.

The federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states, and legislation has been introduced to effect changes in public school finances in some states. In other instances there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or federal law which ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


 Additional Investment Information About the Funds


In addition to the specific investment objective and policies listed above, each Fund limits its investments to securities that meet the requirements of Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"). See "Determining Share Price."

Each Fund may purchase and sell securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Fund at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Funds will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Funds, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary from $1.00 per share, since the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction. See "Determining Share Price."

The Funds will only make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.

Each Fund may invest in instruments that have interest rates that adjust periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments ("Variable Rate Securities"). The interest rate on a Variable Rate Security is ordinarily determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Fund determines the maturity of Variable Rate Securities in accordance with Securities and Exchange Commission rules which allow the Fund to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument.

Each Fund may invest in repurchase agreements, which are instruments under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Fund's holding period. Maturity of the securities subject to repurchase may exceed 397 days. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income.

A Fund will not purchase illiquid securities if, as a result thereof, more than 10% of such Fund's net assets valued at the time of the transaction would be invested in such securities. If a Fund holds a material percentage of its assets in illiquid securities, there may be a question concerning the ability of such Fund to make payment within seven days of the date its shares are tendered for redemption. Securities and Exchange Commission guidelines provide that the usual limit on aggregate holdings by a money market fund of illiquid assets is 10% of its net assets. Each Fund's investment manager monitors holdings of illiquid securities on an ongoing basis and will take such action as it deems appropriate to help maintain adequate liquidity.

As a matter of fundamental policy, the Government Money Fund and the Muni Money Fund may not borrow money, except as permitted under Federal law. The Money Fund, as a fundamental policy, may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings by the Money Fund under this provision will not be collateralized. If for any reason the current value of the Money Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Money Fund will not borrow for leverage purposes.

INVESTMENT ADVISER

Investment Adviser. Scudder Kemper Investments, Inc. (the "Adviser") 345 Park Avenue, New York, New York, is the Funds' investment adviser. The Adviser is approximately 70% owned by Zurich Financial Services, Inc., a newly formed global insurance and financial services company. The balance of the Adviser is owned by the Adviser's officers and employees. Pursuant to an investment management agreement for each Fund, the Adviser acts as each Fund's investment adviser manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services and permits any of its officers or employees to serve without compensation as trustees or officers of the Trust if elected to such positions. The Trust pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying the Fund and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization. Trust expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund are charged to that Fund.


Each investment management agreement provides that the Adviser shall not be liable for any error of judgment or of law, or for any loss suffered by the Funds in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


Each investment management agreement continues in effect from year to year for each Fund so long as its continuation is approved at least annually by (a) a majority vote of the trustees who are not parties to such agreement or interested persons of any such party except in their capacity as trustees of the Trust, cast in person at a meeting called for such purpose, and (b) by the shareholders of the Trust or the Board of Trustees. Each agreement may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding shares, and will terminate automatically upon assignment. Additional Funds may be subject to a different agreement.

On September 7, 1998, Zurich Insurance Company ("Zurich") the majority owner of the Adviser, entered into an agreement with B.A.T. Industries p.l.c. ("B.A.T."), pursuant to which the financial services business of B.A.T. were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services.

Upon consummation of the transaction, each Fund's existing investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board of Trustees of each Fund the Trust and the shareholders of each Fund have approved new investment management agreements with the Adviser, which are substantially identical to the former investment management agreement, except for the dates of execution and termination.

For the services and facilities furnished, each Fund pays a monthly investment management fee on a graduated basis of 1/12 of the annual rate of 0.50% of the first $215 million of average daily net assets of the Fund, 0.375% of the next $335 million, 0.30% of the next $250 million and 0.25% of the average daily net assets thereafter. As a result of the fee waivers and expense absorption than in effect for fiscal year

1999, 1998 and for the period April 17, 1997 (commencement of operations) to July 31, 1997, the Money Fund paid an investment management fees of $___________ $332,000 and $0, respectively. For the period November 30, 1998 (commencement of operations) to July 31, 1999, the Government Money Fund paid investment management fees of $_______. For the period November 30, 1998 (commencement of operations) to July 31, 1999, the Muni Money Fund paid investment management fees of $_______. If expense limits had not been in effect the Adviser would have received investment management fees from the Money Fund of $___________, $___________ and $__________, for the fiscal year ended July 31, 1999, 1998 and
1997, respectively. If the expense limits had not been in effect for the Government Fund and Muni Money Fund the Adviser would have received investment management fees in the amount of $______ and $______ for the fiscal year end July 31, 1999. The Adviser absorbed operating expenses for the Money Fund, $_________, $______ and _______ for the fiscal year ended July 31, 1999, 1998 and 1997, respectively. For the Government Fund and Muni Money Fund the Adviser absorbed operating expenses of $_____ and $_____ respectively for the fiscal year ended July 31, 1999.

Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share of the Funds and maintaining all accounting records related thereto. Currently, SFAC receives no fee for its services to the Money Fund; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services to the Money Fund under this agreement. The Government Money Fund and the Muni Money Fund pay SFAC an annual fee equal to 0.0200% of the first $150 million of average daily net assets, 0.0060% of such assets in excess of $150 million and 0.0035% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the period November 30, 1998 to July 31, 1999, the Government Money Fund and Muni Money Fund paid accounting fees of $_____ and $_____, respectively.

Principal Underwriter. Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, is the principal underwriter for shares of the Funds and acts as agent of the Funds in the sale of their shares. The Funds pay the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs. Terms of continuation, termination and assignment under the underwriting agreement are identical to those described above with regard to the investment management agreement, except that termination other than upon assignment requires six months notice. KDI receives no compensation from the Funds as principal underwriter for the Funds' shares and pays all expenses of distribution of the Funds' shares.


Certain officers or trustees of the Trust are also directors or officers of the Adviser and KDI as indicated under "Officers and Trustees."


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of the Money Funds. State Street, as custodian, has custody of all securities and cash of the Government Money Fund and the Muni Money Fund. IFTC and State Street attends to the collection of principal and income, and payment for and collection of proceeds bought and sold by the Funds. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $8 per account plus out-of-pocket expense reimbursement. Effective January 1, 1999, this schedule will was be amended to include a $10 annual account fee, a $5 new account set up fee, an annual asset based fee of 0.06% of average daily net assets and out-of-pocket expense reimbursement During the fiscal year ended July 31, 1999, IFTC remitted shareholder service fees for Money Fund in the amount of $___________, for Government Money Fund of $___, and for Muni Money Fund of $________ to KSvC as Shareholder Service Agent .


Independent Auditors and Reports To Shareholders. The Funds' independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on the Funds' annual financial statements, review certain regulatory reports and the Funds' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Funds. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel to the Funds.

PORTFOLIO TRANSACTIONS


Brokerage

Allocation of brokerage is supervised by the Adviser.


Portfolio transactions are undertaken principally to pursue the objective of each Fund in relation to movements in the general level of interest rates, to invest money obtained from the sale of Fund shares, to reinvest proceeds from maturing portfolio securities and to meet redemptions of Fund shares. This may increase or decrease the yield of a Fund depending upon the Adviser's ability to correctly time and execute such transactions. Since a Fund's assets are invested in securities with short maturities, its portfolio will turn over several times a year. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations, so each Fund's portfolio turnover rate for reporting purposes should generally be zero.

The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Fund's portfolio is to obtain the most favorable net results taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through its familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by a Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply research, market and statistical information to a Fund. The term "research, market and statistical information" includes advice as to the value of securities: the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions for a Fund to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction solely on account of the receipt of research, market or statistical information. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.


In selecting among firms believed to meet the criteria for handling a particular transaction, the Adviser may give consideration to those firms that have sold or are selling shares of a fund managed by the Adviser.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through Scudder Investor Services, Inc. ("SIS"), a corporation registered as a broker-dealer and a subsidiary of the Adviser. SIS will place orders on behalf of a Fund with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Fund for this service.

Although certain research, market and statistical information from broker/dealers may be useful to a Fund and to the Adviser, it is the opinion of the Adviser that such information only supplements its own research effort since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund and not all such information is used by the Adviser in connection with the fund. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Fund.

The trustees review from time to time whether the recapture for the benefit of a Fund of some portion of the brokerage commissions or similar fees paid by a Fund on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by the Funds for such purchases. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

There are normally no brokerage commissions paid by the Funds for such purchases and none were paid by the Money Fund, Government Money Fund or Muni Money Fund since they commenced operations .


PURCHASE AND REDEMPTION OF SHARES


Purchase of Shares

Shares of each Fund are sold at their net asset value next determined after an order and payment are received in the form described in the Funds' prospectus. There is no sales charge. The minimum initial investment in any Fund is $25,000 ($10,000 for IRAs) and the minimum subsequent investment is $1,000 but such minimum amounts may be changed at any time. See the prospectus for certain exceptions to these minimums. The Funds may waive the minimum for purchases by trustees, directors, officers or employees of the Funds or the Adviser and its affiliates. An investor wishing to open an account should use the account application form available from the Funds and choose one of the methods of purchase described in the Funds' prospectus. Since each Fund will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Fund has adopted procedures for the convenience of its shareholders and to ensure that each Fund receives investable funds. An order for the purchase of shares that is accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until the Fund determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.

Orders for purchase of shares of a Fund received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Fund and the Government Money Fund and at or prior to the 11:00 a.m. Central time net asset value determination for the Muni Money Fund otherwise the dividend for the next business day if effected at the 3:00 p.m. Central time net asset value determination.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.

If payment is wired in Federal Funds, the payment should be directed to Zurich YieldWise Funds: United Missouri Bank of Kansas City, N.A. (ABA #1010-0069-5) Zurich YieldWise Money Fund:98-7083-881-8, or Zurich Yieldwise Government Money
Fund: 98-7096-453-8 or, Zurich YieldWise Municipal Money Fund:98-7096-4535-4

Redemption of Shares.

Upon receipt by the Shareholder Service Agent of a request for redemption in proper form, shares will be redeemed by a Fund at the applicable net asset value as described in the Funds' prospectus. If processed at 3:00 p.m. Central time, the shareholders will receive that day's dividend. A shareholder may elect to use either the regular or expedited redemption procedures. Shareholders who redeem shares of a Fund will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Fund's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Fund to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.


Although it is each Fund's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, the Fund will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition could incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares of a Fund solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder of record.


Regular Redemptions. When shares are held for the account of a shareholder by the Trust's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 419153, Kansas City, Missouri 64141-6153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.

Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $1,000 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Fund receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Fund or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Fund reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Fund. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Fund.

Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Fund reserves the right to terminate or modify this privilege at any time.

A Fund may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Fund account or in an amount less than $1,000; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer Shares of a Fund also provide special redemption features through charge or debit cards and checks that redeem Fund Shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DIVIDENDS, NET ASSET VALUE AND TAXES


Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares of the same Fund unless they elect to receive cash. Dividends will be reinvested monthly at the net asset value normally on the 25th of each month if a business day, otherwise on the prior business day. The Funds will pay shareholders who redeem their entire accounts all unpaid dividends at the time of redemption not later than the next dividend payment date.

Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Muni Money Fund), (b) plus or minus all short-term realized gains and losses on portfolio assets and (c) minus accrued expenses allocated to the Fund. Expenses of the Funds are accrued each day. While each Fund's investments are valued at amortized cost, there will be no unrealized gains or losses on portfolio securities. However, should the net asset value of a Fund deviate significantly from market value, the Board of Trustees could decide to value the portfolio securities at market value and then unrealized gains and losses would be included in net investment income above.

Net Asset Value. As described in the prospectus, each Fund values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. Calculations are made to compare the value of a Fund's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Fund's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of the Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Fund's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of the Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividends for the period during which they held shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Fund's net asset value per share (computed using market values) were to increase, or were anticipated to increase, above $1.00 (computed using amortized cost), the Board of Trustees of the Trust might supplement dividends in an effort to maintain the net asset value at $1.00 per share.

Taxes. Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund portfolio which distributes exempt-interest dividends during the year is not deductible for federal income tax purposes. Further, the Muni Money Fund may not be an appropriate investment for persons who are `substantial users' of facilities financed by industrial development bonds held by the Muni Money Fund or are `related persons' to such users; such persons should consult their tax advisers before investing in the Muni Money Fund.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Muni Money Fund, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.

PERFORMANCE


The historical performance calculation for a Fund may be shown in the form of "yield," "effective yield," "total return," "average annual total return" and, for the Muni Money Fund only, "tax equivalent yield." These various measures of performance are described below. The Adviser has agreed to temporarily reduce its management fees and absorb other operating expenses of the Funds to the extent specified in the prospectus. See "Investment Adviser." These fee reductions and expense absorptions will improve the performance results of the Funds.


Each Fund's yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and is computed for each Fund as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium (excluding market discount for the Muni Money Fund), less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculation.

Each Fund's effective yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the effective yield is: (base period return +1)^365/7 - 1.

Average annual total return ("AATR") is found for a specific period by first taking a hypothetical $1,000 investment ("initial investment") on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all dividends have been reinvested at net asset value on the reinvestment dates.

Total return is not calculated according to a standard formula, except when calculated for the "Financial Highlights" table in the financial statements. Total return is calculated similarly to AATR but is not annualized. It may be shown as a percentage or the increased dollar value of the hypothetical investment over the period.


All performance information shown below is for periods ended July 31, 1999.


                      Yield    Effective Yield    AATR      AATR Since     Total Return      Total Return
      Fund           7 days        7 days         1 yr.     Inception*        1 yr.        Since Inception
      ----           ------        ------         -----     ---------         -----        ---------------

Money Fund**

Government
Fund**

Muni Money
Fund**

* The Money Fund commenced operations on April 17, 1997. The Government Money Fund and the Muni Money Fund commenced operations on or about November 30, 1998.

** Without the effect of the fee waiver and expense absorption, these yields would have been ____% and ___% for the Money Fund, ____% for the Government Money Fund and _____% for the Muni Money Fund, respectively and the Total Return and AATR would have been less.

The tax equivalent yield of the Muni Money Fund is computed by dividing that portion of the Fund's yield (computed as described above) which is tax-exempt by (one minus the stated federal income tax rate) and adding the result to that portion, if any, of the yield of the Fund that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Fund's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Fund will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Fund is held, but also on such matters as Fund expenses.

As indicated in the prospectus (see "Performance"), the performance of the Funds may be compared to that of other mutual funds tracked by Lipper Analytical Services, Inc. ("Lipper"). Lipper performance calculations include the reinvestment of all capital gain and income dividends for the periods covered by the calculations. A Fund's performance also may be compared to other money market funds reported by IBC Financial Data, Inc.'s Money Fund Report(R) or Money Market Insight(R), reporting services on money market funds. As reported by IBC, all investment results represent total return (annualized results for the period net of management fees and expenses) and one year investment results are effective annual yields assuming reinvestment of dividends.

As indicated in the prospectus, a Fund's performance also may be compared to various bank products, including the average rate of bank and thrift institution money market deposit accounts, interest bearing checking accounts and certificates of deposit as reported in the BANK RATE MONITOR National Index(TM) of 100 leading bank and thrift institutions as published by the BANK RATE MONITOR(TM), N. Palm Beach, Florida 33408. The rates published by the BANK RATE MONITOR National Index(TM) are averages of the personal account rates offered on the Wednesday prior to the date of publication by 100 large banks and thrifts in the top ten Consolidated Standard Metropolitan Statistical Areas.

With respect to money market deposit accounts and interest bearing checking accounts, account minimums range upward from $2,000 in each institution and compounding methods vary. Interest bearing checking accounts generally offer unlimited check writing while money market deposit accounts generally restrict the number of checks that may be written. If more than one rate is offered, the lowest rate is used. Rates are determined by the financial institution and are subject to change at any time specified by the institution. Generally, the rates offered for these products take market conditions and competitive product yields into consideration when set. Bank products represent a taxable alternative income producing product. Bank and thrift institution deposit accounts may be insured. Shareholder accounts in the Fund are not insured. Bank passbook savings accounts compete with money market mutual fund products with respect to certain liquidity features but may not offer all of the features available from a money market mutual fund, such as check writing. Bank passbook savings accounts normally offer a fixed rate of interest while the yield of the Funds fluctuates. Bank checking accounts normally do not pay interest but compete with money market mutual fund products with respect to certain liquidity features (e.g., the ability to write checks against the account). Bank certificates of deposit may offer fixed or variable rates for a set term. (Normally, a variety of terms are available.) Withdrawal of these deposits prior to maturity will normally be subject to a penalty. In contrast, shares of the Funds are redeemable at the net asset value (normally, $1.00 per share) next determined after a request is received.

Investors may also want to compare a Fund's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S.
Treasury. The market value of such instruments will generally fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. Each Fund's yield will fluctuate. Also, while each Fund seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so.


Tax-Free versus Taxable Yield. You may want to determine which investment--tax-free or taxable--will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-free investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-free yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Muni Money Fund may generate. Both tables are based upon current law as to the 1999 federal tax rate schedules.


Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Income is Under $124,500

                                                   Your
                                                 Marginal                    A Tax-Exempt Yield of:
               Taxable Income                   Federal Tax      2%      3%      4%      5%      6%      7%
        Single                  Joint              Rate              Is Equivalent to a Taxable Yield of:

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Taxable Equivalent Yield Table for Persons Whose Adjusted Gross Inco me is Over $124,500*


                                                   Your
                                                 Marginal                   A Tax-Exempt Yield of:
               Taxable Income                   Federal Tax      2%      3%      4%      5%      6%      7%
        Single                  Joint              Rate               Is Equivalent to a Taxable Yield of:

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* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $124,500. For a married couple with adjusted gross income between $186,800 and $309,300 (single between $124,500 and $247,000), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100% - 38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of the Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, the principal underwriter, or their affiliates, are as follows:



JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.


LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.

DONALD L.  DUNAWAY  (3/8/37),  Trustee,  7515  Pelican  Bay  Boulevard,  Naples,
Florida; Retired; formerly, Executive Vice President, A. O. Smith Corporation (diversified manufacturer).


ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals.


DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.


THOMAS W. LITTAUER (4/26/55), Trustee and Chairman*, Two International Place, Boston, Massachusetts; Managing Director, Adviser; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.

SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General, U.S.
Department of Justice; Director, Bethlehem Steel Corp.


CORNELIA M. SMALL (7/28/44), Trustee*, 345 Park Avenue, New York, NY; Managing Director, Scudder Kemper.

WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY  (9/21/60),  President*,  345 Park  Avenue,  New York,  New York;
Managing  Director,  Adviser;  formerly,   Institutional  Sales  Manager  of  an
unaffiliated mutual fund distributor.


PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Adviser.


ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.


ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Adviser.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Adviser.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Adviser.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser.

CAROLINE PEARSON (4/1/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Senior Vice President, Adviser; formerly, Associate, Dechert Price & Rhoads (law firm) 1989 to 1997.


MAUREEN  E. KANE  (2/14/62),  Assistant  Secretary*,  Two  International  Place,
Boston, Massachusetts; Vice President, Adviser; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).


* Interested persons of the Funds as defined in the Investment Company Act of 1940.


The trustees and officers who are "interested persons" as designated above receive no compensation from the Funds. The table below shows amounts paid or accrued to those trustees who are not designated

"interested persons" during the Trust's 1999 fiscal year except that the information in the last column is for calendar year 1998.


                                                                                     Total Compensation
                                                      Aggregate Compensation     Adviser-Managed Funds Paid
                 Name of Trustee                            From Trust                 to Trustees**
-------------------------------------------------------------------------------------------------------------

John W. Ballantine(1)............................
Lewis A. Burnham.................................
Donald L. Dunaway*...............................
Robert B. Hoffman................................
Donald R. Jones..................................
Shirley D. Peterson..............................
William P. Sommers...............................

(1)  Appointed to the Board on May 18, 1999.

* Includes deferred fees pursuant to deferred compensation agreements with the Trust. Deferred amounts accrue interest monthly at a rate equal to the yield of Zurich Money Funds--Zurich Money Market Fund. As of July 31, 1999, this amount totaled $____.

** Includes compensation for service during 1998 on the Boards of 26 Kemper Funds with 43 fund portfolios. Each trustee currently serves as a trustee of 26 Kemper Funds and 50 fund portfolios.

As of October 31, 1999, the trustees and officers as a group owned less than 1% of the then outstanding shares of each Fund and no person owned of record more than 5% of the outstanding shares of any Fund.


SPECIAL FEATURES

Automatic Withdrawal Plan. If you own $10,000 or more of a Fund's shares you may provide for the payment from your account of any requested dollar amount to be paid to you or your designated payee monthly, quarterly, semi-annually or annually. Dividend distributions will be automatically reinvested at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. Additionally, there is a $1/month small account fee for account balances under $10,000. The program may be amended on thirty days notice by the Fund and may be terminated at any time by the shareholder or the Funds. The minimum automatic withdrawal amount is $1,000 and the shareholder will be charged a $5.00 fee for each withdrawal.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and can establish your account in any of the following types of retirement plans:

o Traditional, Roth and Education Individual Retirement Accounts (IRAs) with IFTC as custodian. This includes Savings Incentive Match Plan for Employees of Small Employers ("SIMPLE"), IRA accounts and Simplified Employee Pension Plan (SEP) IRA accounts and prototype documents.

o 403(b) Custodial Accounts also with IFTC as custodian. This type of plan is available to employees of most non-profit organizations.

o Prototype money purchase pension and profit-sharing plans may be adopted by employers. The maximum contribution per participant is the lesser of 25% of compensation or $30,000.

Brochures describing the above plans, as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans, SIMPLE 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. The brochures for plans with IFTC as custodian describe the current fees payable to IFTC for its services as custodian. Investors should consult with their own tax advisers before establishing a retirement plan.

SHAREHOLDER RIGHTS

The Trust generally is not required to hold meetings of its shareholders. Under the Agreement and Declaration of Trust of the Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees, if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the Investment Company Act of 1940 ("1940 Act"); (c) any termination of the Trust or a Fund or a class to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of the Trust, or any registration of the Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of his successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) the Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of the Trust could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of the Trust and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust or any Fund or class by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of the Trust. The Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

MASTER/FEEDER STRUCTURE

The Board of Trustees has the discretion to retain the current distribution arrangement for the Funds while investing in a master fund in a master/feeder fund structure as described below.

A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2;  Prime-1,  Prime-2,  Duff-1,  Duff-2;  And F-1, F-2  Commercial  Paper
Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by it in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The ratings F-1 and F-2 are the highest commercial paper ratings assigned by Fitch Investors Services, Inc. Issues assigned a rating of F-1 are regarded as having the strongest degree of assurance for timely payment. Issues assigned a rating of F-2 have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned an F-1 rating.

MIG-1 and MIG-2 Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

DUFF & PHELP'S INC. BOND RATINGS

AAA. Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA. High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

FITCH INVESTORS SERVICE, INC. BOND RATINGS

AAA. Highest credit quality. This rating denotes the lowest degree of credit risk.

AA. Very high credit quality. This rating denotes a very low expectation of credit risk.

                           ZURICH YIELDWISE MONEY FUND
                                     PART C.
                                OTHER INFORMATION


Item  23.  Exhibits

              (a)          (a)(1)       Declaration of Trust is incorporated herein by reference to
                                        Registrant's Registration Statement on Form N-1A filed on February
                                        5, 1997.

                           (a)(2)       Amendment to Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.

                           (a)(3)       Amendment to Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on February 5, 1997.

                           (a)(4)       Amendment to Declaration of Trust is incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 1998.


              (b)                       By-Laws  are  incorporated   herein  by  reference  to  Registrant's
                                        Registration Statement on Form N-1A filed on March 28, 1997.

              (c)          (c)(1)       Specimen Share  Certificate is  incorporated  herein by reference to
                                        Registrant's  Registration Statement on Form N-1A filed on March 28,
                                        1997.

                           (c)(2)       Establishment  and Designation of New Series is incorporated  herein by reference  to  Registrant's  Registration  Statement on Form N-1A
                                        filed on November 25, 1998.


              (d)          (d)(1)       Investment  Management  Agreement for Zurich  Yieldwise  Money Fund,
                                        dated  September  7, 1998, is filed herein.

                           (d)(2)       Investment  Management  Agreement  for Zurich  Yieldwise  Government
                                        Money Fund,  dated  November 30,  1998,  is  incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A filed on November 25, 1998.

                           (d)(3)       Investment  Management  Agreement  for  Zurich  Yieldwise  Municipal
                                        Money Fund,  dated  November 30,  1998,  is  incorporated  herein by reference to Registrant's  Registration Statement on Form N-1A filed on November 25, 1998.

              (e)          (e)(1)       Underwriting  Agreement  for  Zurich  Yieldwise  Money  Fund,  dated
                                        December  31,  1997,   is   incorporated   herein  by  reference  to
                                        Registrant's  Registration  Statement on Form N-1A filed on November
                                        25, 1998.

                                 Part C - Page 1

                           (e)(2)       Underwriting  Agreement for Zurich Yieldwise  Government Money Fund,
                                        dated  September  7, 1998,  is  incorporated  herein by reference to
                                        Registrant's  Registration  Statement on Form N-1A filed on November
                                        25, 1998.

                           (e)(3)       Underwriting  Agreement for Zurich  Yieldwise  Municipal Money Fund,
                                        dated  September  7, 1998,  is  incorporated  herein by reference to
                                        Registrant's  Registration  Statement on Form N-1A filed on November
                                        25, 1998.

              (f)                       Inapplicable.

              (g)          (g)(1)       Custodian  Agreement for Zurich  Yieldwise  Municipal Money Fund and
                                        Zurich Yieldwise Government Money Fund is filed herein.

                           (g)(2)       Amendment to Custodian Agreement for  Zurich Yieldwise Money Fund
                                        is filed herein.

              (h)          (h)(1)       Agency Agreement is incorporated by reference to Registrant's
                                        Registration Statement on Form N-1A filed on March 28, 1997.

                           (h)(2)       Fund Accounting and Service Agreement on behalf of Zurich Yieldwise
                                        Money Fund, dated December 31, 1997, is incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on November 25, 1998.

                           (h)(3)       Fund Accounting and Service Agreement on behalf of Zurich Yieldwise
                                        Government Money Fund, dated September 7, 1998, is incorporated herein by reference to Registrant's Registration Statement on Form
                                        N-1A filed on November 25, 1998.

                           (h)(3)       Fund Accounting and Service Agreement on behalf of Zurich Yieldwise
                                        Municipal Money Fund, dated September 7, 1998, is incorporated herein by reference to Registrant's Registration Statement on Form
                                        N-1A filed on November 25, 1998.

              (i)                       Legal Opinion to be filed by subsequent amendment.

              (j)                       Consent of Independent Auditors to be filed by subsequent amendment.

              (k)                       Inapplicable.

              (l)                       Inapplicable.

              (m)                       Inapplicable.

              (n)                       Inapplicable.

              (o)                       Inapplicable.

Item  24.  Persons Controlled by or Under Common Control with Registrant

         Not applicable.

                                 Part C - Page 2

Item  25.  Indemnification

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.  Business or Other Connections of Investment Adviser

         Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.


                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**

                                 Part C - Page 3

                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Brokerage Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Cornelia M. Small          Director and Vice President, Scudder Kemper Investments, Inc.**

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg,
                     R.C. Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                     British West Indies
         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.  Principal Underwriters

         (a) Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

                                 Part C - Page 4

         (b) Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


         (1)                               (2)                                     (3)

                                           Position and Offices with               Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer & Vice President

         James J. McGovern                 Chief Financial Officer & Vice          None
                                           President

         Linda J. Wondrack                 Vice President & Chief Compliance       None
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and
                                                                                   Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Vice Chairman                 President

         Stephen R. Beckwith               Director                                None

         (c)  Not applicable

Item 28.  Location of Accounts and Records

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105 or, in the case of records concerning transfer agency functions, at the offices of IFTC and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item  29.  Management Services

                                 Part C - Page 5

         Not applicable.

Item  30.  Undertakings

         (a)  Not applicable.

         (b)  Not applicable.

         (c) The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                 Part C - Page 6

                                   SIGNATURES
                                   ----------

       Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 22th day of September, 1999.


                                               Zurich Yieldwise Funds


                                               By    /s/ Mark S. Casady
                                                   -----------------------------
                                                     Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 22, 1999 on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Mark S. Casady                                                                       September  22, 1999
--------------------------------------
Mark S. Casady                              President


/s/ Thomas W. Littauer                                                                   September  22, 1999
--------------------------------------
Thomas W. Littauer                          Chairman and Trustee


/s/ John W. Ballantine                                                                   September  22, 1999
--------------------------------------
John W. Ballantine                          Trustee


/s/ Lewis A. Burnham                                                                     September  22, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    September  22, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    September  22, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      September  22, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  September  22, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee




SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William P. Sommers                                                                   September  22, 1999
--------------------------------------
William P. Sommers*                         Trustee



/s/ Cornelia M. Small                                                                    September  22, 1999
--------------------------------------
Cornelia M. Small                           Trustee


/s/ John R. Hebble                                                                       September  22, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/ Philip J. Collora
         --------------------------------------
         Philip J. Collora**

          **   Philip J. Collora signs this
               document pursuant to powers of
               attorney contained in
               Post-Effective Amendment No. 44 to
               the Registration Statement filed
               September 30, 1998 and filed
               herewith.

                                POWER OF ATTORNEY
                                -----------------


          The person whose signature appears below hereby appoints Kathryn L. Quirk, Caroline Pearson, and Philip J. Collora and each of them, any of whom may act without the joinder of the others, as such person's attorney-in-fact to sign and file on such person's behalf individually and in the capacity stated below such registration statements, amendments, post-effective amendments, exhibits, applications and other documents with the Securities and Exchange Commission or any other regulatory authority as may be desirable or necessary in connection with the public offering of shares of Zurich YieldWise Funds.

 Signature                          Title                     Date
----------                          -----                     ----

/s/ John W. Ballantine              Trustee                   September 22, 1999
---------------------------

                                                              File No. 333-21187
                                                               File No. 811-8047


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                          PRE-EFFECTIVE AMENDMENT NO. 5
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                 AMENDMENT NO. 6
                                               ----

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                             ZURICH YIELDWISE FUNDS

                                INDEX TO EXHIBITS
                                     (d)(1)
                                     (g)(1)
                                     (g)(2)